SHAREHOLDERS' EQUITY (Narrative) (Details) - Equity Incentive Plan [Member] - shares	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 09, 2012	Jun. 30, 2023	Dec. 31, 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant		1,010,167
Option expiration term			10 years
Additional expiration period	10 years	2 years
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		1 year
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		3 years
Contractual term		7 years
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		1 year
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		3 years